INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY	Note 4 - INVENTORY Inventory consists of the following:
	December 31, 2024	December 31, 2023
Raw material	$18,776	$31,604
Finished goods	2,940	7,174
Total inventory	$21,716	$38,778